Acquisitions and Dispositions (Lease Commitments) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
2019	$ 64
2020	61
2021	55
2022	47
2023	38
Thereafter	384
Total	649
SCANA
Debt Instrument [Line Items]
2019	10
2020	8
2021	7
2022	6
2023	4
Thereafter	30
Total	$ 65